Other receivables and prepayments	12 Months Ended
Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Other receivables and prepayments
Note 7- Other receivables and prepayments

Other receivables and prepayments as of December 31, 2017 and 2016 consisted of the following:

	December 31,
	2017	2016

Advance to an unrelated third party	$-	$6,457
Other receivables	26	-
Other prepayments	2	2
Other receivables and prepayments	$28	$6,459

Advance to an unrelated third party was interest bearing at 6% per annum and unsecured. The amount was fully settled in May 2017.